Business Acquisitions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Business Combinations Disclosure [Abstract]
Schedule of fair values of the assets acquired and liabilities
Cash consideration	$500,000
Gross-up for non-controlling interests	480,392
Total Purchase Price	$980,392

Accounts receivable	$471,283
Contract assets	60,226
PPE	103,410
Intangibles	500,000
Goodwill	2,754,438
Other assets	12,000
Assets Acquired	$3,901,357

Accounts payable	$1,640,994
Other current liabilities	99,247
Contract liabilities	509,757
Loan payable to Archaea	656,014
Other long-term liabilities	14,953
Liabilities Assumed	$2,920,965
Net Assets Acquired	$980,392

Cash consideration	$500,000
Gross-up for non-controlling interests	480,392
Total Purchase Price	$980,392
Accounts receivable	$471,283
Contract assets	60,226
PPE	103,410
Intangibles	500,000
Goodwill	2,754,438
Other assets	12,000
Assets Acquired	$3,901,357
Accounts payable	$1,640,994
Other current liabilities	99,247
Contract liabilities	509,757
Loan payable to Archaea	656,014
Other long-term liabilities	14,953
Liabilities Assumed	$2,920,965
Net Assets Acquired	$980,392

Schedule of fair value of intangible assets and their estimated useful lives
Identified Intangible Assets	Fair Value	Estimated Useful Life
Customer relationships	$350,000	5 years
Trade names	150,000	5 years
Total	$500,000

Identified Intangible Assets	Fair Value	Remaining Useful Life
Customer relationships	$350,000	5 years
Trade names	150,000	5 years
Total	$500,000